Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments

The totals for each category of financial instruments, measured in accordance with IAS 39: Financial Instruments: Recognition and Measurement, as detailed in the accounting policies to these consolidated financial statements, are as follows:

		December 31,	December 31,
		2023	2022
(in U.S. dollars)	Notes
Financial assets
Cash and cash equivalents		$78,713,885	$99,039,172
Trade and other receivables	10, 12	4,358,833	11,984,834
Financial assets at fair value through profit or loss	15	16,666,665	16,490,271
Total financial assets		99,739,383	127,514,277
Financial liabilities
Trade payables	18	1,342,369	4,108,380
Lease liabilities	20	4,825,560	5,178,938
Borrowings	21	64,562,190	36,162,902
Total financial liabilities		$70,730,119	$45,450,220

Schedule of Exposure to Foreign Currency Risk at the end of Reporting Period

The Company’s exposure to foreign currency risk at the end of the reporting period, expressed in U.S. dollars, was as follows:

	December 31, 2023 CAD	December 31, 2022 CAD	December 31, 2023 USD	December 31, 2022 USD
Cash at bank	$—	$—	$32,748,324	$55,708,444
Trade receivables	—	—	2,427,380	3,296,587
Trade payables	—	25,038	37,283	2,424,565

Summary of Contractual Maturities of Non-derivative Financial Liabilities

As of December 31, 2023, the contractual maturities of the Company’s non-derivative financial liabilities were as follows:

Contractual maturities of financial liabilities	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount
At December 31, 2023	US$	US$	US$	US$	US$	US$	US$
Trade and other payables	$5,760,061	$—	$—	$—	$—	$5,760,061	$5,760,061
Lease liabilities	286,800	286,800	537,600	1,720,800	3,107,000	5,939,000	4,825,560
Borrowings	1,252,522	1,257,764	2,572,146	6,856,494	32,120,763	44,059,689	64,562,190
Total non-derivatives	$7,299,383	$1,544,564	$3,109,746	$8,577,294	$35,227,763	$55,758,750	$75,147,811